Segment Reporting (Details Narrative) - No single customer [member] - AUD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
IfrsStatementLineItems [Line Items]
Percentage of entitys revenue	10.00%
Revenue